Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	€ (532)	€ (430)	€ (34)
Adjustments to reconcile net loss to net cash flows
Depreciation of property and equipment and lease right-of-use assets	110	118	94
Amortization of intangible assets	48	53	33
Excess and obsolete reserve	0	14	0
Impairment charges on real estate assets	123	0	0
Write-off of content assets	29	0	0
Share-based compensation expense	321	381	223
Finance income	(161)	(421)	(246)
Finance costs	220	132	91
Income tax expense	27	60	283
Other	1	7	6
Changes in working capital:
Increase in trade receivables and other assets	(145)	(84)	(245)
Increase in trade and other liabilities	501	226	137
Increase in deferred revenue	113	52	67
(Decrease)/increase in provisions	(5)	(3)	5
Interest paid on lease liabilities	(38)	(53)	(50)
Interest received	111	37	3
Income tax paid	(43)	(43)	(6)
Net cash flows from operating activities	680	46	361
Investing activities
Business combinations, net of cash acquired	0	(295)	(103)
Payment of deferred consideration pertaining to business combinations	(7)	(11)	(12)
Purchases of property and equipment	(6)	(25)	(85)
Purchases of short term investments	(1,590)	(457)	(497)
Sales and maturities of short term investments	1,379	368	375
Sales of long term investments	0	0	144
Change in restricted cash	4	0	1
Other	3	(3)	(10)
Net cash flows used in investing activities	(217)	(423)	(187)
Financing activities
Payments of lease liabilities	(66)	(43)	(35)
Lease incentives received	2	2	7
Repurchases of ordinary shares	0	(2)	(89)
Proceeds from exercise of stock options	366	43	167
Proceeds from issuance of warrants	0	0	31
Proceeds from issuance of Exchangeable Notes, net of costs	0	0	1,223
Payments for employee taxes withheld from restricted stock unit releases	(68)	(40)	(54)
Net cash flows from/(used in) financing activities	234	(40)	1,250
Net increase/(decrease) in cash and cash equivalents	697	(417)	1,424
Cash and cash equivalents at January 1	2,483	2,744	1,151
Net foreign exchange (losses)/gains on cash and cash equivalents	(66)	156	169
Cash and cash equivalents at December 31	3,114	2,483	2,744
Non-cash investing and financing activities
Deferred consideration liability recognized in conjunction with business combination	0	0	9
Recognition of lease right-of-use asset in exchange for lease liabilities	22	20	23
Purchases of property and equipment in trade and other liabilities	6	5	13
Employee taxes withheld from restricted stock unit releases in trade and other liabilities	€ 3	€ 0	€ 0